INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL.
Summary of intangible assets and goodwill

		Customer	Computer	Video/	Development
	Trademarks	base	software	audio rights	costs	Goodwill	Total
Cost
At January 1, 2021	76	186	111	118	69	—	560
Additions	—	—	51	38	—	—	89
Acquisition of a subsidiary (Note 6)	254	753	39	—	—	785	1,831
Disposals	—	—	—	(109)	—	—	(109)
At December 31, 2021	330	939	201	47	69	785	2,371
At January 1, 2022	330	939	201	47	69	785	2,371
Additions	—	—	67	5	—	—	72
Disposals	—	—	—	(26)	—	—	(26)
At December 31, 2022	330	939	268	26	69	785	2,417
Amortization and impairment
At January 1, 2021	(57)	(63)	(81)	(98)	(4)	—	(303)
Amortization charge	(44)	(56)	(52)	(32)	(11)	—	(195)
Disposals	—	—	—	109	—	—	109
At December 31, 2021	(101)	(119)	(133)	(21)	(15)	—	(389)
At January 1, 2022	(101)	(119)	(133)	(21)	(15)	—	(389)
Amortization charge	(28)	(61)	(67)	(25)	(11)	—	(192)
Disposals	—	—	—	26	—	—	26
At December 31, 2022	(129)	(180)	(200)	(20)	(26)	—	(555)
Carrying amounts
At December 31, 2021	229	820	68	26	54	785	1,982
At December 31, 2022	201	759	68	6	43	785	1,862